INCOME TAXES (Details - Components of Income Tax Expense (Benefit)) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019
Current:
Federal
State
Current Income Tax Expense (Benefit)
Deferred:
Federal			(2,626,791)	(185,045)
State			(540,796)	(19,471)
Deferred Income Tax Expense (Benefit)			(3,167,587)	(204,516)
Change in Valuation Allowance			(3,167,587)	(204,516)
Income tax provision